EXPENSES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
EXPENSES

20.	EXPENSES

Research and development costs can be analysed as follows:

	2025	2024	2023
Wages and benefits	$7,000,637	$4,388,075	$4,298,207
Subcontract fees	2,797,721	2,134,948	1,864,122
Stock-based compensation	2,216,914	2,091,583	1,539,235
Supplies	6,069,031	2,720,035	2,376,366
	$18,084,303	$11,334,641	$10,077,930

Selling, marketing and administration costs can be analysed as follows:

Stock-based compensation	$3,890,138	$3,377,786	$2,662,209
Wages and benefits	4,552,496	2,975,488	2,649,770
Professional fees	1,713,629	1,936,592	1,744,771
General expenses	2,881,736	1,798,643	1,681,899
Depreciation and amortization	3,315,899	2,020,195	1,922,140
Finance advisory fees	8,227,774	6,501,799	-
Rent and facility costs	500,285	160,918	134,366
	$25,081,957	$18,771,421	$10,795,155